Non-current financial assets	6 Months Ended
Jun. 30, 2022
Disclosure of financial assets [abstract]
Non-current financial assets	Non-current financial assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Liquidity contract - Cash account(1)	Other long- term investments pledged as collateral	Security deposits paid	Total
Net book value as of December 31, 2020	105	—	401	505
Additions	—	—	9	9
Decreases	(6)	—	—	(6)
Transfer	—	—	8	8
Currency translation adjustments	—	—	3	3
Net book value as of Net book value as of December 31, 2021	98	—	421	519
Additions	—	—	—	—
Decreases	(37)	—	(133)	(170)
Transfer	—	—	—	—
Currency translation adjustments	—	—	3	3
Net book value as of June 30, 2022	61	—	292	352
(1)See Note 10.2 Treasury shares

The decrease of the liquidity contract – cash account corresponds to the balance of treasury shares transactions whose counterpart is recorded as capital on the "treasury shares" line in the statement of changes in shareholders’ equity.

For the six months ended June 30, 2022, €133 thousand decrease of the security deposits paid corresponds to a €110 thousand reimbursement received by Nanobiotix S.A. relating to a rent deposit overpayment and to a €22 thousand rent deposit refund to Nanobiotix Corp.